UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5877

Dreyfus Strategic Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	2/28/2011

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipal Bond Fund, Inc.
February 28, 2011 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--148.6%	Rate (%)	Date	Amount ($)		Value ($)
Alaska--1.0%
Alaska Housing Finance
Corporation, Single-Family
Residential Mortgage Revenue
(Veterans Mortgage Program)	6.25	6/1/35	3,630,000		3,632,468
Arizona--7.9%
Barclays Capital Municipal Trust
Receipts (Salt River Project
Agricultural Improvement and
Power District, Salt River
Project Electric System
Revenue)	5.00	1/1/38	13,200,000	a,b	13,189,440
Glendale Western Loop 101 Public
Facilities Corporation, Third
Lien Excise Tax Revenue	7.00	7/1/33	6,010,000		6,303,949
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.50	7/1/26	4,000,000		3,488,360
Pima County Industrial Development
Authority, IDR (Tucson
Electric Power Company Project)	5.75	9/1/29	6,000,000		5,851,320
California--15.6%
Barclays Capital Municipal Trust
Receipts (Los Angeles
Department of Airports, Senior
Revenue (Los Angeles
International Airport))	5.00	5/15/31	5,247,500	a,b	5,233,850
Beverly Hills Unified School
District, GO	0.00	8/1/30	8,000,000	c	2,406,800
California,
GO (Various Purpose)	5.75	4/1/31	7,800,000		8,061,768
California,

GO (Various Purpose)	6.00	3/1/33	2,250,000		2,365,762
California,
GO (Various Purpose)	6.50	4/1/33	5,000,000		5,438,350
California,
GO (Various Purpose)	6.00	11/1/35	5,000,000		5,203,400
California Pollution Control
Financing Authority, SWDR
(Waste Management, Inc.
Project)	5.13	11/1/23	1,500,000		1,497,810
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	2,000,000		1,439,960
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/33	8,335,000		5,433,920
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/34	2,885,000		2,824,502
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/24	5,220,000	c	2,361,058
Sacramento County,
Airport System Subordinate and
Passenger Facility Charges
Grant Revenue	6.00	7/1/35	4,000,000		4,048,120
San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue	5.25	5/15/34	2,500,000		2,511,375
Santa Margarita/Dana Point
Authority, Revenue (Santa
Margarita Water District
Improvement Districts Numbers
2,3 and 4)	5.13	8/1/38	5,000,000		4,905,900
Silicon Valley Tobacco
Securitization Authority,
Tobacco Settlement
Asset-Backed Bonds (Santa
Clara County Tobacco
Securitization Corporation)	0.00	6/1/36	15,290,000	c	1,221,365

Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.88	1/1/29	2,000,000	2,130,240
Colorado--1.6%
Arkansas River Power Authority,
Power Improvement Revenue	6.13	10/1/40	5,000,000	4,902,600
Colorado Housing and Finance
Authority, Single Family
Program Senior and Subordinate
Bonds (Collateralized; FHA)	6.60	8/1/32	1,040,000	1,098,542
Connecticut--3.8%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.95	9/1/28	9,000,000	9,034,470
Connecticut Resources Recovery
Authority, Special Obligation
Revenue (American REF-FUEL
Company of Southeastern
Connecticut Project)	6.45	11/15/22	4,985,000	4,984,601
District of Columbia--.4%
Metropolitan Washington Airports
Authority, Special Facility
Revenue (Caterair
International Corporation)	10.13	9/1/11	1,300,000	1,292,343
Florida--5.1%
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/27	3,500,000	3,372,985
Mid-Bay Bridge Authority,
Springing Lien Revenue	7.25	10/1/34	5,000,000	5,035,500
Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.50	8/1/34	4,500,000	4,520,880
Saint Johns County Industrial
Development Authority, Revenue
(Presbyterian Retirement
Communities Project)	6.00	8/1/45	3,500,000	3,242,330
South Lake County Hospital

District, Revenue (South Lake
Hospital, Inc.)	6.25	4/1/39	2,500,000	2,463,375
Georgia--4.3%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/28	4,865,000	5,156,219
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/34	3,750,000	3,739,612
Augusta,
Airport Revenue	5.45	1/1/31	2,500,000	2,142,625
Georgia Housing and Finance
Authority, SFMR	5.60	12/1/32	1,990,000	1,990,239
Savannah Economic Development
Authority, EIR (International
Paper Company Project)	6.20	8/1/27	2,670,000	2,688,904
Hawaii--1.2%
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawai'i Pacific
Health Obligated Group)	5.63	7/1/30	2,500,000	2,385,075
Hawaii Department of Budget and
Finance, Special Purpose
Revenue (Hawaiian Electric
Company, Inc. and Subsidiary
Projects)	6.50	7/1/39	2,000,000	1,973,520
Idaho--.1%
Idaho Housing and Finance
Association, SFMR
(Collateralized; FNMA)	6.35	1/1/30	210,000	210,153
Illinois--2.7%
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.25	10/1/32	935,000	965,369
Illinois,
GO	5.00	3/1/28	2,500,000	2,329,050
Illinois Finance Authority,
Recovery Zone Facility Revenue
(Navistar International

Corporation Project)	6.50	10/15/40	2,000,000		2,028,360
Illinois Finance Authority,
Revenue (Sherman Health
Systems)	5.50	8/1/37	2,020,000		1,706,173
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	3,000,000		2,942,850
Indiana--1.2%
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
AMBAC)	5.00	1/1/36	5,000,000		4,355,250
Iowa--.4%
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	5.60	6/1/34	2,000,000		1,595,580
Kentucky--.3%
Louisville/Jefferson County Metro
Government, Health Facilities
Revenue (Jewish Hospital and
Saint Mary's HealthCare, Inc.
Project)	6.13	2/1/37	1,000,000		972,750
Louisiana--1.4%
Lakeshore Villages Master
Community Development
District, Special Assessment
Revenue	5.25	7/1/17	1,987,000	d	1,045,540
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Westlake
Chemical Corporation Projects)	6.75	11/1/32	4,000,000		4,130,880
Maryland--1.0%
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	2,550,000		1,704,726
Maryland Industrial Development
Financing Authority, EDR

(Medical Waste Associates
Limited Partnership Facility)	8.75	5/15/11	3,710,000	d	2,040,500
Massachusetts--10.6%
Barclays Capital Municipal Trust
Receipts (Massachusetts Health
and Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue))	5.00	7/1/38	10,200,000	a,b	10,385,130
JPMorgan Chase Putters/Drivers
Trust (Massachusetts
Development Finance Agency,
Revenue (Harvard University
Issue))	5.25	2/1/34	10,000,000	a,b	10,607,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)
(Prerefunded)	9.00	12/15/12	1,500,000	e	1,698,765
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	115,000		115,637
Massachusetts Health and
Educational Facilities
Authority, Revenue (Suffolk
University Issue)	6.25	7/1/30	5,000,000		5,180,100
Massachusetts Housing Finance
Agency, Housing Revenue	7.00	12/1/38	5,000,000		5,402,400
Massachusetts Housing Finance
Agency, SFHR	5.00	12/1/31	5,575,000		5,199,356
Michigan--6.8%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	7.50	7/1/33	3,500,000		4,142,985
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	2,000,000		1,806,320
Michigan Strategic Fund,

SWDR (Genesee Power Station
Project)	7.50	1/1/21	7,020,000	6,423,019
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	8.00	9/1/29	5,000,000	5,613,400
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/34	8,260,000	6,878,763
Mississippi--1.2%
Mississippi Business Finance
Corporation, PCR (System
Energy Resources, Inc. Project)	5.90	5/1/22	4,260,000	4,203,129
Nevada--1.3%
Clark County,
Passenger Facility Charge
Revenue (Las Vegas-McCarran
International Airport)	5.00	7/1/30	5,000,000	4,807,850
New Hampshire--3.9%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	2,690,000	2,698,662
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire
Project) (Insured; National
Public Finance Guarantee Corp.)	6.00	5/1/21	6,000,000	6,019,320
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,400,000	5,409,612
New Jersey--5.4%
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.50	12/15/29	5,000,000	5,178,000
New Jersey Economic Development

Authority, Water Facilities
Revenue (New Jersey - American
Water Company, Inc. Project)	5.70	10/1/39	3,000,000		3,005,070
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/29	250,000		175,632
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/13	10,095,000	e	11,472,766
New Mexico--1.3%
Farmington,
PCR (Public Service Company of
New Mexico San Juan Project)	5.90	6/1/40	5,000,000		4,805,200
New York--14.3%
Austin Trust
(Port Authority of New York
and New Jersey, Consolidated
Bonds, 151st Series)	6.00	9/15/28	10,000,000	a,b	10,449,300
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance
Authority, Future Tax Secured
Revenue)	5.00	5/1/30	4,488,203	a,b	4,610,623
Barclays Capital Municipal Trust
Receipts (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.50	11/1/27	5,000,000	a,b	5,451,900
JPMorgan Chase Putters/Drivers
Trust (New York City
Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue)	5.25	11/1/18	5,000,000	a,b	5,440,550
Long Island Power Authority,
Electric System General Revenue	6.25	4/1/33	3,000,000		3,305,610
Metropolitan Transportation
Authority, Transportation
Revenue	6.25	11/15/23	8,425,000		9,500,872

New York City Educational
Construction Fund, Revenue	6.50	4/1/28	2,785,000		3,119,785
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	7.75	8/1/31	5,000,000		5,115,300
New York State Dormitory
Authority, Revenue (Suffolk
County Judicial Facility)	9.50	4/15/14	605,000		743,539
Port Authority of New York and New
Jersey, Special Project
Revenue (JFK International Air
Terminal LLC Project)	6.00	12/1/36	4,710,000		4,630,684
North Carolina--3.2%
Barclays Capital Municipal Trust
Receipts (North Carolina
Medical Care Commission,
Health Care Facilities Revenue
(Duke University Health
System))	5.00	6/1/42	10,000,000	a,b	9,470,600
North Carolina Housing Finance
Agency, Home Ownership Revenue	5.88	7/1/31	2,040,000		2,040,551
Ohio--3.0%
Butler County,
Hospital Facilities Revenue
(UC Health)	5.50	11/1/40	6,000,000		5,056,620
Ohio Air Quality Development
Authority, Air Quality Revenue
(Ohio Valley Electric
Corporation Project)	5.63	10/1/19	4,200,000		4,246,788
Port of Greater Cincinnati
Development Authority, Tax
Increment Development Revenue
(Fairfax Village Red Bank
Infrastructure Project)	5.63	2/1/36	2,530,000	b	1,733,126
Oregon--.4%
Warm Springs Reservation
Confederated Tribes,
Hydroelectric Revenue (Pelton

Round Butte Project)	6.38	11/1/33	1,500,000		1,490,940
Pennsylvania--.9%
Delaware County Industrial
Development Authority, Charter
School Revenue (Chester
Community Charter School
Project)	6.13	8/15/40	3,500,000		3,143,910
Rhode Island--1.5%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	7.00	5/15/39	5,000,000		5,507,500
South Carolina--1.8%
JPMorgan Chase Putters/Drivers
Trust (South Carolina Public
Service Authority, Revenue
Obligations (Santee Cooper))	5.00	7/1/18	6,450,000	a,b	6,538,494
Tennessee--1.6%
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/29	2,500,000		2,723,800
Metropolitan Government of
Nashville and Davidson County
Health and Educational
Facilities Board, Revenue (The
Vanderbilt University)	5.50	10/1/34	3,000,000		3,175,530
Texas--22.9%
Barclays Capital Municipal Trust
Receipts (Leander Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program))	5.00	8/15/40	10,000,000	a,b	10,099,450
Barclays Capital Municipal Trust
Receipts (Texas A&M University
System Board of Regents,

Financing System Revenue)	5.00	5/15/39	13,160,000	a,b	13,241,066
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	3,000,000		2,973,180
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	7.25	12/1/35	9,290,000		10,090,705
Harris County Health Facilities
Development Corporation,
Revenue (CHRISTUS Health)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/15	1,500,000		1,606,380
Houston,
Combined Utility System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	6.00	11/15/36	5,000,000		5,425,850
Matagorda County Navigation
District Number One, Revenue
(Houston Lighting and Power
Company Project) (Insured;
AMBAC)	5.13	11/1/28	4,295,000		3,803,008
North Texas Tollway Authority,
First Tier System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.75	1/1/40	14,705,000		14,802,788
North Texas Tollway Authority,
Second Tier System Revenue	5.75	1/1/38	6,650,000		6,268,689
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	12.77	7/2/24	750,000	f	834,705
Texas Department of Housing and
Community Affairs, Residential
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	5.35	7/1/33	4,560,000		4,487,815
Texas Turnpike Authority,
Central Texas Turnpike System

Revenue (Insured; AMBAC)	5.25	8/15/42	5,375,000		4,804,121
Tomball Hospital Authority,
Revenue (Tomball Regional
Hospital)	6.00	7/1/25	4,650,000		4,649,442
Virginia--4.5%
Henrico County Industrial
Development Authority, Revenue
(Bon Secours Health System)
(Insured; Assured Guaranty
Municipal Corp.)	11.11	8/23/27	7,300,000	f	7,777,566
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	6.25	7/1/31	5,140,000		5,297,849
Washington County Industrial
Development Authority, HR
(Mountain States Health
Alliance)	7.75	7/1/38	3,000,000		3,302,580
Washington--1.8%
Washington Health Care Facilities
Authority, Mortgage Revenue
(Highline Medical Center)
(Collateralized; FHA)	6.25	8/1/36	5,975,000		6,408,367
West Virginia--1.9%
The County Commission of Harrison
County, SWDR (Allegheny Energy
Supply Company, LLC Harrison
Station Project)	5.50	10/15/37	7,920,000		7,022,822
Wisconsin--6.9%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	7.00	6/1/12	14,570,000	e	15,728,898
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.13	6/1/27	5,260,000	e	5,496,437
Wisconsin Health and Educational
Facilities Authority, Revenue

(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000		4,042,320
U.S. Related--5.4%
Government of Guam,
GO	7.00	11/15/39	1,500,000		1,567,350
Puerto Rico Commonwealth,
Public Improvement GO	5.50	7/1/32	1,500,000		1,417,155
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	3,500,000		3,415,860
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.38	8/1/39	2,500,000		2,313,550
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	10,000,000		9,999,400
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes) (Senior Lien/Capital
Projects)	5.00	10/1/39	1,250,000		1,034,350
Total Long-Term Municipal Investments
(cost $550,301,004)					542,236,559
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.2%	Rate (%)	Date	Amount ($)		Value ($)
California--.9%
California,
Economic Recovery Bonds (LOC;
JPMorgan Chase Bank)	0.20	3/1/11	2,400,000	g	2,400,000
California Infrastructure and
Economic Development Bank,
Revenue (California Academy of
Sciences, San Francisco,
California) (LOC; Wells Fargo
Bank)	0.20	3/1/11	800,000	g	800,000
New York--1.0%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.20	3/1/11	1,000,000	g	1,000,000
New York City,
GO Notes (LOC; JPMorgan Chase

Bank)	0.22	3/1/11	3,000,000	g	3,000,000
Texas--.3%
Harris County Cultural Education
Facilities Finance
Corporation, Special
Facilities Revenue, Refunding
(Texas Medical Center) (LOC;
JPMorgan Chase Bank)	0.22	3/1/11	1,000,000	g	1,000,000
Total Short-Term Municipal Investments
(cost $8,200,000)					8,200,000
Total Investments (cost $558,501,004)			150.8%		550,436,559
Liabilities, Less Cash and Receivables			(12.6%)		(45,985,337)
Preferred Stock, at redemption value			(38.2%)		(139,500,000)
Net Assets Applicable to Common Shareholders			100.0%		364,951,222

a	Collateral for floating rate borrowings.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2011, these securities had a value of $106,450,529 or 29.2% of net assets applicable to Common Shareholders.

c	Security issued with a zero coupon. Income is recognized through the accretion of discount.
d	Non-income producing security; interest payments in default.
e

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

f	Inverse floater security--the interest rate is subject to change periodically. Rate shown is the interest rate in effect at February 28, 2011.
g	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 28, 2011, the aggregate cost of investment securities for income tax purposes was $558,501,004. Net unrealized depreciation on investments was $8,064,445 of which $16,205,566 related to appreciated investment securities and $24,270,011 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2011 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	550,436,559	-	550,436,559

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Financial futures and options on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2011.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 26, 2011

By: /s/ James Windels
James Windels Treasurer
Date:	April 26, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)